4. Debt (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Debt Details
Notes payable - original issue discount	$ 225,000	$ 400,000
Convertible notes payable	641,129	365,350
Test vehicle financing	61,811	77,075
Note payable - related party	237	22,910
Note payable - UPT minority owner	250,000	250,000
Total	1,178,177	1,115,335
Debt discount	(334,696)	(339,629)
Total	843,481	775,706
Less: current portion	(825,170)	(697,903)
Debt, long-term portion	$ 18,311	$ 77,803